Schedule of revenue from customers (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 757,159		$ 1,849,509	$ 3,090,361
Revenue From Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers	447,829		1,458,722	1,943,683
Revenue From Customers [Member] | Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue from customers				943,683
Revenue From Customers [Member] | Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue from customers			238,000	500,000
Revenue From Customers [Member] | Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	165,423
Revenue From Customers [Member] | Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue from customers				500,000
Revenue From Customers [Member] | Customer E [member]
IfrsStatementLineItems [Line Items]
Revenue from customers		[1]	813,551		[1]
Revenue From Customers [Member] | Customer F [member]
IfrsStatementLineItems [Line Items]
Revenue from customers			407,171
Revenue From Customers [Member] | Customer G [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	102,000
Revenue From Customers [Member] | Customer H [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	95,342
Revenue From Customers [Member] | Customer I [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 85,064

[1]	This customer does not contribute more than 10% of the Group’s total revenue during the year.